Right-of-use assets	12 Months Ended
Dec. 31, 2021
Right-of-use assets.
Right-of-use assets

7.     Right-of-use assets

Land lease
Balance, December 31, 2019	$2,409,934
Additions	—
Amortization	(56,292)
Movement in exchange rates	(153,863)
Balance, December 31, 2020	$2,199,779
Additions	—
Amortization	(115,183)
Movement in exchange rates	(175,719)
Balance, December 31, 2021	$1,908,877